Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions and Divestitures [Abstract]
Allocation of Purchase Price for business acquisition transactions

The table below summarizes the allocations of the purchase price (including assumed liabilities) for the above acquisition transactions (in thousands):

	2011	2010
Current assets	$26,017	$46,842
Property and equipment	280,639	169,209
Goodwill	73,923	10,537
Intangible assets	2,260	1,730
Other long-term assets	3,497	—
Liabilities	28,089	51,124

Summary of business acquisition operation

	Year Ended December 31,
	2011	2010
	(Unaudited)
Pro forma net operating revenues	$12,180,247	$11,792,639
Pro forma net income	173,697	259,978
Pro forma net income per share:
Basic	$1.93	$2.83

Diluted	$1.92	$2.80

Net operating revenues and income from discontinued operations

Net operating revenues and income from discontinued operations for the respective periods are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Net operating revenues	$144,546	$305,562	$348,796

(Loss) income from operations of entities sold before income taxes	(12,390)	(10,460)	1,492
Impairment of hospitals sold	(51,695)	—	—
Loss on sale, net	(4,301)	—	(644)

(Loss) income from discontinued operations before income taxes	(68,386)	(10,460)	848
(Benefit from) provision for income taxes	(10,115)	(3,688)	282

(Loss) income from discontinued operations, net of taxes	$(58,271)	$(6,772)	$566